FINANCIAL DATA OF THE COMMINGLED TRUST - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 006
EBP, Master Trust [Line Items]
Interest in Commingled Trust	20.80%	21.20%